Intangible assets, net - Summary of Amortization expense Of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 28,985	$ 27,288	$ 21,699
Technology and product development
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	18,825	18,610	17,190
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	8,574	7,044	3,753
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,586	$ 1,634	$ 756